Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Operating lease revenue	$ 404,668	$ 359,409	$ 376,437
Equity earnings from unconsolidated subsidiaries	2,456	1,871	9,383
Gain on sale of aircraft	18,878	6,277	8,360
Gain on sale of investment in unconsolidated subsidiary			36,882
Interest and other income	662	1,930	1,634
Total revenues	426,664	369,487	432,696
Expenses
Depreciation	175,547	146,400	136,633
Aircraft impairment		8,825	11,382
Interest expense	142,519	120,399	142,491
Selling, general and administrative	41,148	37,418	40,192
Ineffective, dedesignated and terminated derivatives	72	(1,263)	31,871
Net (gain) loss on extinguishment of debt	(3,922)	(15,881)	7,628
Maintenance and other costs	6,960	15,454	10,968
Total expenses	362,324	311,352	381,165
Net income before provision for income taxes	64,340	58,135	51,531
Provision for income taxes	8,263	5,659	3,862
Net income	$ 56,077	$ 52,476	$ 47,669
Weighted average number of shares:
Basic	41,405,211	34,129,880	25,792,932
Diluted	41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$ 1.32	$ 1.51	$ 1.81
Diluted	$ 1.32	$ 1.50	$ 1.80
Dividends declared and paid per share	$ 1.00	$ 0.88	$ 0.84